Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 24,776	$ 26,343	$ 27,244
Premiums assumed	2,566	5,251	5,753
Premiums ceded	(22,823)	(9,925)	(9,295)
Net earned premiums	4,519	21,669	23,702
Direct policyholder benefits	101,142	31,404	93,437
Policyholder benefits assumed	2,040	6,098	4,169
Policyholder benefits ceded	(100,145)	(21,175)	(81,665)
Net policyholder benefits	3,037	16,327	15,941
Long Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	9,350	9,070	8,254
Premiums assumed	10	0	295
Premiums ceded	(9,350)	(9,070)	(8,254)
Net earned premiums	10	0	295
Direct policyholder benefits	92,112	20,437	80,833
Policyholder benefits assumed	217	21	258
Policyholder benefits ceded	(92,320)	(20,437)	(80,833)
Net policyholder benefits	9	21	258
Short Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	15,426	17,273	18,990
Premiums assumed	2,556	5,251	5,458
Premiums ceded	(13,473)	(855)	(1,041)
Net earned premiums	4,509	21,669	23,407
Direct policyholder benefits	9,030	10,967	12,604
Policyholder benefits assumed	1,823	6,077	3,911
Policyholder benefits ceded	(7,825)	(738)	(832)
Net policyholder benefits	$ 3,028	$ 16,306	$ 15,683